Interests in subsidiaries (Narrative) (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CHF (SFr)
Notes Interests In Subsidiaries [Line Items]
Additional information about nature and financial effect of business combination	In 2017, no significant subsidiaries were added to or removed from the scope of consolidation as a result of acquisitions or disposals.	In 2017, no significant subsidiaries were added to or removed from the scope of consolidation as a result of acquisitions or disposals.
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to consolidated structured entity	In 2017 and 2016, the Group has not entered into any contractual obligation that could require the Group to provide financial support to consolidated SEs.	In 2017 and 2016, the Group has not entered into any contractual obligation that could require the Group to provide financial support to consolidated SEs.	In 2017 and 2016, the Group has not entered into any contractual obligation that could require the Group to provide financial support to consolidated SEs.
Support provided to consolidated structured entity without having contractual obligation to do so	SFr 0		SFr 0
Description of intentions to provide support to consolidated structured entity	In 2017 and 2016, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.	In 2017 and 2016, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.	In 2017 and 2016, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.
Increase (decrease) in non-controlling interest	SFr (625,000,000)
Redemption of non Basel III-compliant tier one capital instruments | €		€ 600
UBS AG
Notes Interests In Subsidiaries [Line Items]
Additional information about nature and financial effect of business combination	In 2017, no significant subsidiaries were added to or removed from the scope of consolidation as a result of acquisitions or disposals.	In 2017, no significant subsidiaries were added to or removed from the scope of consolidation as a result of acquisitions or disposals.
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to consolidated structured entity	In 2017 and 2016, the Group has not entered into any contractual obligation that could require the Group to provide financial support to consolidated SEs.	In 2017 and 2016, the Group has not entered into any contractual obligation that could require the Group to provide financial support to consolidated SEs.	In 2017 and 2016, the Group has not entered into any contractual obligation that could require the Group to provide financial support to consolidated SEs.
Support provided to consolidated structured entity without having contractual obligation to do so	SFr 0		SFr 0
Description of intentions to provide support to consolidated structured entity	In 2017 and 2016, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.	In 2017 and 2016, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.	In 2017 and 2016, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.